Related Party Disclosures - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023 EUR (€)
Disclosure of transactions between related parties [line items]
Percentage of fixed remuneration	40.00%
Percentage of performance related remuneration	60.00%
Percentage of event target achieved	100.00%
Remuneration	€ 60,000
Attendance fee	500,000
Audit Committee [member]
Disclosure of transactions between related parties [line items]
Remuneration	€ 20,000